ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 28, 2012
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

	Successor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the period September 8, 2012 through December 28, 2012	$—	$530	$(2)	$528

	Predecessor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the period December 31, 2011 through September 7, 2012	$6,457	$1,285	$(2,967)	$4,775
Fiscal year ended December 30, 2011	$9,088	$2,455	$(5,086)	$6,457
Fiscal year ended December 31, 2010	$12,975	$5,699	$(9,586)	$9,088
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(1)	Accounts receivable written-off as uncollectible, net of recoveries.